Information for Plans with Accumulated Benefit Obligation in Excess of Plan Assets (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Schedule of Pension Plans with Accumulated Benefit Obligations in Excess of Plan Assets [Line Items]
Projected benefit obligation	$ 304.8	$ 266.5
Accumulated benefit obligation	286.7	253.7
Fair value of plan assets	$ 191.1	$ 193.9